Nature of Business and Significant Accounting Policies (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net revenues	$ 454,667	$ 111,532	$ 829,093	$ 324,826	$ 704,189	$ 335,096
Brazil
Net revenues					88,361
Czech. Republic
Net revenues					139,640	63,513
Cyprus
Net revenues					12,175	5,028
France
Net revenues					14,495	18,492
Germany
Net revenues					310,649	135,357
United Kingdom
Net revenues					6,053	57,080
Romania
Net revenues					68,631
China
Net revenues